Schedule of weighted-average grant date fair value of the options granted (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of options, Outstanding balance | shares	600,000	800,000
Weighted average Grant date fair value per share, balance | $ / shares	$ 6.14	$ 6.14
Number of options, Granted | shares	597,826	474,684
Weighted average Grant date fair value per share, Granted | $ / shares	$ 0.69	$ 0.87
Number of options, Vested | shares	(298,913)	(653,107)
Weighted average Grant date fair value per share, Vested | $ / shares	$ 0.69	$ 2.48
Number of options, Forfeited | shares		(21,577)
Weighted average Grant date fair value per share, Forfeited | $ / shares		$ 0.87
Number of options, Outstanding balance | shares	898,913	600,000
Weighted average Grant date fair value per share, balance | $ / shares	$ 4.33	$ 6.14
Non executive directors [member]
IfrsStatementLineItems [Line Items]
Number of options, Outstanding balance | shares	5,000	5,000
Weighted average Grant date fair value per share, balance | $ / shares	$ 23.00	$ 23.00
Number of options, Granted | shares
Weighted average Grant date fair value per share, Granted | $ / shares
Number of options, Vested | shares
Weighted average Grant date fair value per share, Vested | $ / shares
Number of options, Forfeited | shares
Weighted average Grant date fair value per share, Forfeited | $ / shares
Number of options, Outstanding balance | shares	5,000	5,000
Weighted average Grant date fair value per share, balance | $ / shares	$ 23.00	$ 23.00